Plant Restructuring (table)	12 Months Ended
Mar. 31, 2017
Restructuring And Related Activities [Abstract]
Schedule of Restructuring and Related Costs [Table Text Block]
		Long-Lived	Other
	Severance	Asset	Costs
	Payable	Impairment	Payable	Total
	(In thousands)

Balance March 31, 2014	$10	$-	$-	$10
Charge to expense	842	264	270	1,376
Cash payments/write offs	(137)	-	-	(137)
Balance March 31, 2015	715	264	270	1,249
Charge to expense	162	5,065	5,075	10,302
Cash payments/write offs	(877)	(354)	(1,448)	(2,679)
Balance March 31, 2016	-	4,975	3,897	8,872
Charge to expense	1,578	(384)	635	1,829
Cash payments/write offs	(1,541)	182	(4,227)	(5,586)
Balance March 31, 2017	$37	$4,773	$305	$5,115